Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 7

dated December 19, 2012 to the

Intelligent Life® VUL Prospectus

dated May 1, 2012, as supplemented August 2, 2012, October 10, 2012,

October 16, 2012, November 16, 2012, and December 5, 2012

Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2012, as supplemented August 2, October 10, 2012,

October 16, 2012, November 16, 2012, and December 5, 2012

Intelligent Variable Annuity® Prospectus

dated May 1, 2012, as supplemented August 2, 2012, August 24, 2012, October 10, 2012

October 16, 2012, November 16, 2012, and December 5, 2012

M Intelligent VUL Prospectus

dated May 1, 2012 as supplemented July 25, 2012

M Intelligent Survivorship VUL Prospectus

dated November 1, 2012

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

PVC MidCap Blend Account – Class 1

The portfolio PVC MidCap Blend Account – Class 1 will change its name to PVC Mid-Cap Account – Class 1 effective May 1, 2013 in the following prospectuses:

Intelligent Life VUL

Intelligent Life Survivorship VUL

Intelligent Variable Annuity

M Intelligent VUL

M Intelligent Survivorship VUL

For more information about these changes and about the portfolio in general, refer to the recent Supplement to the Principal Variable Contracts Funds, Inc. prospectus.

A13812 (12/12)